Related Party Transactions - Additional Information (Details) - item	1 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2021
Bodil Knutsen [Member]
Related Party Transaction
Current time charter expiration year		2022
Windsor Knutsen [Member]
Related Party Transaction
Current time charter expiration year		2024
KNOT Offshore Partners UK LLC [Member] | Administrative Services Agreement
Related Party Transaction
Period of notice for termination of agreement		90 days
KNOT [Member]
Related Party Transaction
Number of extension options		2
Extension term of charter		1 month
KNOT [Member] | Bodil Knutsen [Member]
Related Party Transaction
Period of related party guarantee of payment of hire rate	5 years
TSSI [Member] | KNOT [Member]
Related Party Transaction
Percentage ownership in joint venture		50.00%
NYK [Member] | KNOT [Member]
Related Party Transaction
Percentage ownership in joint venture		50.00%
KNOT [Member] | KNOT Management
Related Party Transaction
Ownership percentage acquired		100.00%
KNOT [Member] | KNOT Management Denmark AS
Related Party Transaction
Ownership percentage acquired		100.00%
Seglem Holding AS [Member] | TSSI [Member]
Related Party Transaction
Ownership percentage acquired		100.00%